Loans receivable, net of allowances - Credit Loss Provision Rates (Details)	Dec. 31, 2024
Not overdue | B
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, credit loss provision rate	0.01
Overdue b/w 1 - 5 days | B
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, credit loss provision rate	0.01
Overdue b/w 6 - 14 days | D
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, credit loss provision rate	0.10
Overdue b/w 15 - 30 days | E
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, credit loss provision rate	0.30
Overdue b/w 31 - 60 days | F
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, credit loss provision rate	0.50
Overdue b/w 61 - 90 days | G
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, credit loss provision rate	0.70
Overdue b/w 91 - 120 days | G
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, credit loss provision rate	0.70
Overdue b/w 121 - 150 days | G
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, credit loss provision rate	0.70
Overdue b/w 151 - 360 days | H
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, credit loss provision rate	1